Financial Debt (Tables)	6 Months Ended
Jun. 30, 2025
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Recoverable cash advances - Non-current	9,139	8,623
Recoverable cash advances - Current	246	248
Total Recoverable cash advances	9,385	8,871
EIB finance agreement - Non-current	7,093	6,898
Synthetic warrants - Non-current	2,696	3,204
Total Other loan	9,789	10,102
Non-current	18,928	18,725
Current	246	248
Total Financial Debt	19,174	18,973

Schedule of recoverable cash advances received

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	628	24
Clinical trial (6840)	2,400	2,400	510	13
Activation chip improvements (7388)	1,467	1,467	88	18
Total	7,627	7,627	1,814	63

*Excluding interests

Schedule of fair value recoverable cash advances

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Contract 6472	1,814	1,711
Contract 6839	2,467	2,332
Contract 6840	2,979	2,819
Contract 7388	2,125	2,009
Total recoverable cash advances	9,385	8,871
Non-current	9,139	8,623
Current	246	248
Total recoverable cash advances	9,385	8,871

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2025	2024
As at January 1	8,871	8,674
Initial measurement and re-measurement	(25)	(18)
Discounting impact	539	519
As at June 30	9,385	9,175

Schedule of sensitivity analysis fair value recoverable cash advances explanatory

Fair Value of Liabilities as of end of 2025 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,786	10,152	10,400
0%	8,947	9,385	9,687
25%	8,213	8,705	9,049

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8% instead of 5% while the one used for the variable part is 9.4% instead of 12.5%.

Schedule of change in loan facility, prepayment option and synthetic warrants

Change in loan facility can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	6,898	—
Effective interest rate adjustment	195	—
As at June 30	7,093	—

Change in synthetic warrants can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	3,204	—
Fair value adjustment	(508)	—
As at June 30	2,696	—

Change in prepayment option can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	112	—
Fair value adjustment	58	—
As at June 30	170	—